Operating segment and geographic data - Schedule of Geographical information for long-lived assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	$ 4,939	$ 5,144
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	2,670	2,822
The Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	1,260	1,382
Asia, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	$ 1,009	$ 940